Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies.
Commitments and Contingencies

19. Commitments and Contingencies

(a)	Lease commitments

The Group leases various factories and offices under non‑cancellable operating lease agreements. Future aggregate minimum payments under non‑cancellable operating leases as of the date indicated are as follows:

	December 31,
	2016	2015
	(in US$’000)
Not later than 1 year	1,711	1,274
Between 1 to 2 years	1,383	519
Between 2 to 3 years	1,053	134
Between 3 to 4 years	597	129
Between 4 to 5 years	108	129
Later than 5 years	45	183
Total minimum lease payments	4,897	2,368

(b)	Capital commitments

The Group had the following capital commitments:

	December 31,
	2016	2015
	(in US$’000)
Property, plant and equipment
Contracted but not provided for	2,545	593

In addition, the Group has also undertaken to provide the necessary additional funds for NSPL to finance its ongoing operations.